CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Common Class A [Member]	Common Class B [Member]	Share Capital To Be Issued [Member]	Additional Paid-In Capital [Member]	Changes In Excess Of Capital [Member]	Accumulated Deficit During Development Stage [Member]	Stock Subscription Receivable [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2008	$ 213,533	$ 1	$ 0	$ 33,470	$ 0	$ (112,836)	$ (354)	$ (6,633)	$ 871
Balance (in shares) at Dec. 31, 2008	26,987,017	2,503
Balance (in shares) at Dec. 31, 2008			0
Stock appreciation rights exercised	202			(202)
Stock appreciation rights exercised (in shares)	68,261
Shares to be issued as deferred acquisition consideration			0
Shares to be issued as deferred acquisition consideration (in shares)			0
Shares issued as deferred acquisition consideration			0
Shares issued as deferred acquisition consideration (in shares)			0
Shares converted to Class B shares		0
Shares converted to Class B shares (in shares)		0
Share options exercised	370			0
Share options exercised (in shares)	47,625
Shares acquired and cancelled	(596)
Shares acquired and cancelled (in shares)	(156,481)
Issuance of restricted stock	5,023			(5,023)
Issuance of restricted stock (in shares)	620,393
Other				(157)
Stock-based compensation				13,720
Reclassification related to redeemable noncontrolling interests (Note 2)				(31,653)
Changes in redemption value of redeemable noncontrolling interests				(58)
Increase in noncontrolling interests from business combinations and Issuance of redeemable noncontrolling interests				0					0
Dividends paid and to be paid				0
Acquisition purchase price adjustments				0
Transfer to/from charges in excess of capital				0	0
Increase in noncontrolling interest from acquisition									3,039
Decrease in noncontrolling interests				(923)					(106)
Foreign currency translation adjustments								753	16	769
Receipts							13
Net loss attributable to MDC Partners						(18,324)				(18,324)
Balance at Dec. 31, 2009	218,532	1	0	9,174	0	(131,160)	(341)	(5,880)	3,820
MDC Partners Inc. Shareholders' Equity at Dec. 31, 2009										90,326
Balance (in shares) at Dec. 31, 2009	27,566,815	2,503
Balance (in shares) at Dec. 31, 2009			0
Stock appreciation rights exercised	239			(239)
Stock appreciation rights exercised (in shares)	101,107
Shares to be issued as deferred acquisition consideration			0
Shares to be issued as deferred acquisition consideration (in shares)			0
Shares issued as deferred acquisition consideration			0
Shares issued as deferred acquisition consideration (in shares)			0
Shares converted to Class B shares		0
Shares converted to Class B shares (in shares)		0
Share options exercised	60			0
Share options exercised (in shares)	6,495
Shares acquired and cancelled	(3,480)
Shares acquired and cancelled (in shares)	(282,954)
Issuance of restricted stock	11,401			(11,401)
Issuance of restricted stock (in shares)	1,367,271
Other				0
Stock-based compensation				14,954
Reclassification related to redeemable noncontrolling interests (Note 2)				0
Changes in redemption value of redeemable noncontrolling interests				(11,500)
Increase in noncontrolling interests from business combinations and Issuance of redeemable noncontrolling interests				158					118
Dividends paid and to be paid				(10,194)
Acquisition purchase price adjustments				0
Transfer to/from charges in excess of capital				16,809	(16,809)
Increase in noncontrolling interest from acquisition									28,990
Decrease in noncontrolling interests				(7,761)					(127)
Foreign currency translation adjustments								1,732	4	1,736
Receipts							206
Net loss attributable to MDC Partners						(15,440)				(15,440)
Balance at Dec. 31, 2010	226,752	1	0	0	(16,809)	(146,600)	(135)	(4,148)	32,805	91,866
MDC Partners Inc. Shareholders' Equity at Dec. 31, 2010										59,061
Balance (in shares) at Dec. 31, 2010	28,758,734	2,503
Balance (in shares) at Dec. 31, 2010			0
Stock appreciation rights exercised	211			(211)
Stock appreciation rights exercised (in shares)	130,932
Shares to be issued as deferred acquisition consideration			424
Shares to be issued as deferred acquisition consideration (in shares)			28,000
Shares issued as deferred acquisition consideration			0
Shares issued as deferred acquisition consideration (in shares)			0
Shares converted to Class B shares		0
Shares converted to Class B shares (in shares)		0
Share options exercised	1,109			(23)
Share options exercised (in shares)	113,085
Shares acquired and cancelled	(4,121)
Shares acquired and cancelled (in shares)	(230,262)
Issuance of restricted stock	4,257			(4,257)
Issuance of restricted stock (in shares)	504,919
Other				0
Stock-based compensation				22,709
Reclassification related to redeemable noncontrolling interests (Note 2)				0
Changes in redemption value of redeemable noncontrolling interests				(24,532)
Increase in noncontrolling interests from business combinations and Issuance of redeemable noncontrolling interests				(1,147)					0
Dividends paid and to be paid				(21,511)
Acquisition purchase price adjustments				7,007
Transfer to/from charges in excess of capital				28,293	(28,293)
Increase in noncontrolling interest from acquisition									6,706
Decrease in noncontrolling interests				(6,328)					(2)
Foreign currency translation adjustments								(510)	6	(504)
Receipts							80
Net loss attributable to MDC Partners						(84,674)				(84,674)
Balance at Dec. 31, 2011	228,208	1	424	0	(45,102)	(231,274)	(55)	(4,658)	39,515	(12,941)
MDC Partners Inc. Shareholders' Equity at Dec. 31, 2011										$ (52,456)
Balance (in shares) at Dec. 31, 2011	29,277,408	2,503
Balance (in shares) at Dec. 31, 2011			28,000